Exhibit 99.5

Exception Level
Run Date - XX/XX/XXXX

Recovco Loan ID	Loan # 1	Loan # 2	Loan # 3	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Buyer Comments	Reviewer Comments	Reviewer Comments
A2JFNOGENTW	XXXXX	XXXXXX		Credit	Guidelines	Resolved	Resolved	A2JFNOGENTW-E7DONNTT	Credit history does not meet guidelines	* Credit history does not meet guidelines (Lvl R)	The borrower's credit history did not meet program guidelines. There were no extenuating circumstances documented in the loan file. The borrower's Property Taxes were 4 years delinquent at application. The HOA fees had been referred to an Attorney for collection, and the HOA accepted partial payment in satisfaction of the delinquency. The borrower's consumer obligations accessed within the past 24 months were 100% derogatory and in collection. The borrower had no Forward mortgage obligation as the property was free & clear. The LOE at page 319 was not supported with documentation, and the explanation did not support the willingness to pay obligations.	There were no compensating factors qualifying under program guidelines documented in the loan file to offset the borrower's unwillingness to honor obligations. The Property Charge Payment History, Access to Other Credit and additional Expected SSI or Pension Income increase were not available as compensating factors as none applied. A PCSA was established, but the HOA exposure remained after closing.			XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
NWQKVRH1H4Z	XXXXX	XXXXXX		Credit	Underwriting	Resolved	Resolved	NWQKVRH1H4Z-PH3WIAVD	Income	* Income documentation is incomplete (Lvl R)	The loan file was missing a verification of Self-employment income used in Effective Income. The mortgagee must obtain a year-to-date profit and loss (P&L) statement and balance sheet if more than a calendar quarter has elapsed since date of most recent calendar or fiscal year-end tax return was filed by the mortgagor. The loan file did not contain the required documents.	There were no compensating factors documented in the loan file to offset missing all income documents.	XX/XX/XXXX: Tax returns provided		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
NWQKVRH1H4Z	XXXXX	XXXXXX		Credit	Guidelines	Resolved	Resolved	NWQKVRH1H4Z-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	The loan file was missing a verification of Rental income used in Effective Income. Where the mortgagor has a history of rental income from the subject property since the previous tax filing, the mortgagee must verify and document the existing rental income by obtaining o the current lease, o rental history over the previous 24 months that is free of unexplained gaps greater than three months (such gaps could be explained by student, seasonal or military renters, or property rehabilitation), and o the mortgagor’s most recent tax returns, including Schedule E, from the previous two years. Where the mortgagor has a history of rental income from the subject property since the previous tax filing, the mortgagee must verify and document the existing rental income by obtaining o the current lease, o rental history over the previous 24 months that is free of unexplained gaps greater than three months (such gaps could be explained by student, seasonal or military renters, or property rehabilitation), and o the mortgagor’s most recent tax returns, including Schedule E, from the previous two years. The loan file did not contain the required documents.	There were no compensating factors documented in the loan file to offset missing all income documents.	XX/XX/XXXX: Tax returns provided		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
IS0MTMAL5HO	XXXXX	XXXXXX		Credit	Credit	Resolved	Resolved	IS0MTMAL5HO-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The borrower's income was not properly verified. The loan file was missing IRS Form 4506-T, or IRS Form 8821, or Tax Returns for the Self-employed borrower. Self-Employment Documentation guidelines state In lieu of signed individual or business tax returns from the mortgagor, the mortgagee may obtain a signed IRS Form 4506, Request for Copy of Tax Return, IRS Form 4506-T, Request for Transcript of Tax Return, or IRS Form 8821, Tax Information Authorization, and tax transcripts directly from the IRS. The loan file did not contain any of these items.	The Qualifying Effective annual income for XXXX was $XXX per the borrower's P&L in the loan file. The amount was below the XXXX IRS filing threshold of $XXX.			XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
B3GBBKWU5LY	XXXXX	XXXXXX		Credit	Guidelines	Resolved	Resolved	B3GBBKWU5LY-E7DONNTT	Credit history does not meet guidelines	* Credit history does not meet guidelines (Lvl 3)	The borrower's Credit History did not meet program guidelines. The borrower's 1st Mortgage was in deferral beginning XX/XX/XXXX with no payments made. A phone call processor's cert states payments were not required until XX/XX/XXXX.m The loan Program Mortgage/Rent Payment History guidelines require ""All housing debt payments must have been paid on on-time for the previous 12 months and no more than two 30-day late mortgage payments in the previous 24 months. Delinquencies outside this guideline may be eligible with a PCSA or documentation of extenuating circumstance at Underwriter discretion."" The Documenting Compensating Factors and Extenuating Circumstances guideline requirement was: ""• Mortgagees must document any extenuating circumstances to address derogatory credit and property charge payment history. • Mortgagees must identify in writing on the Financial Assessment Worksheet all specific circumstances and factors it relied upon to make its favorable determination. The loan file was missing documentation of extenuating circumstances and compensating factors to support loan approval."	PCSA established. Property Charge payment history was N/A as the primary mortgage was escrowed and charges paid by the servicer.			XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
PFTBQ1JXV1B	XXXXX	XXXXXX		Credit	Credit	Active	2: Acceptable with Warnings	PFTBQ1JXV1B-KVP6W6Y2	Ineligible Borrower	* Ineligible Borrower (Lvl 2)	The loan did not meet seasoning requirements for refinance. The XXX Seasoning Requirements guidelines require the refinance must have a closing date that is at least 12-months after the closing date of the prior loan being refinanced. (12-months seasoning is required.). The Preliminary Title reported the last EE loan closed XX/XX/XXXX, and the current EE loan closed XX/XX/XXXX. The loan closed before the required seasoning.	Passed closing cost and loan proceeds test. LOE from borrower acknowledging benefits and changes from refi recorded in file.			XX/XX/XXXX: Not cleared. Compensating factors were considered and documented.	XX/XX/XXXX: Not cleared. Compensating factors were considered and documented.
Q3RQUJBKP1N	XXXXX	XXXXXX		Credit	Guidelines	Resolved	Resolved	Q3RQUJBKP1N-E7DONNTT	Credit history does not meet guidelines	* Credit history does not meet guidelines (Lvl R)	The loan file was missing the required documentation of the Underwriter's analysis of Extenuating Circumstances and Compensating Factors in the Financial Assessment. Guidelines required taxes to be current at Application. The property tax history in the loan file documented prior year taxes were delinquent, and subsequently paid with penalty at closing which did not meet Property Charge guidelines. Guidelines also required "Mortgagees must document the presence of any extenuating circumstances as part of the financial assessment." There were no Extenuating Circumstances or Compensating Factors documented in the loan file, or on the Financial Assessment worksheet by the Underwriter. The loan closed without a PCSA established.	N/A missing required documents.			XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
1I4ZNUUE5SF	XXXXX	XXXXXX		Credit	Guidelines	Resolved	Resolved	1I4ZNUUE5SF-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	The loan file was missing required Self-Employment Documentation. The "Self-Employed" Guidelines state a borrower with a 25% or greater ownership interest in a business, including corporations, is considered self-employed underwriting purposes. The borrower was a 50% shareholder in a Real Estate Appraisal Corporation. The Guidelines also state the mortgagee must obtain complete federal and business income tax returns, including all schedules. (Note: RMF will run 4506-T when tax returns are provided). The un-signed Forms 1040 and 1120 for years XXXX - XXXX were in the loan file. The loan file was missing the transcripts of the returns, and the executed Form 4506-T from the borrowers.	N/A - Loan file missing significant required income documents.			XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
0JIDTKWTJ5C	XXXXX	XXXXXX		Credit	Guidelines	Resolved	Resolved	0JIDTKWTJ5C-E7DONNTT	Credit history does not meet guidelines	* Credit history does not meet guidelines (Lvl R)	The borrower's credit history reported 1 repossession and 1 non-medical collection placed within the past 24 months. Credit explanations (LOEs) are required for any non-medical collection account or charge off appearing on the credit report within 24-months prior to application date. The explanation and supporting documentation must be consistent with other credit information in the file. If the mortgagor is disputing derogatory credit accounts, the mortgagor must provide a letter of explanation and documentation supporting the basis of the dispute. All explanations must make sense and be consistent with other credit information in the file. The loan file was missing the LOE and supporting documentation for the derogatory accounts.	Missing Documentation. Compensating factor is N/A.			XX/XX/XXXX: Cleared. LOE received.	XX/XX/XXXX: Cleared. LOE received.
0JIDTKWTJ5C	XXXXX	XXXXXX		Credit	Guidelines	Resolved	Resolved	0JIDTKWTJ5C-E0OJIYDP	Credit score does not meet guidelines	* Credit score does not meet guidelines (Lvl R)	The borrower's credit score was XXX. If the Credit score is between 551-600 for all borrowers, a letter of explanation addressing the credit issues is required. The loan file was missing a LOE from the borrower.	Missing Documentation. Compensating factor is N/A.			XX/XX/XXXX: Cleared. LOE received.	XX/XX/XXXX: Cleared. LOE received.
0JIDTKWTJ5C	XXXXX	XXXXXX	Credit	Other Disclosures	Resolved	Resolved	0JIDTKWTJ5C-TSSZWXVF	Cert of Counseling - Missing	* Cert of Counseling - Missing (Lvl R)	The loan file was missing the Counseling Certification. All counseled parties must sign/date the XXX or other proprietary counseling certification (if re-counseling waiver is permitted).
											o A copy is required for initial underwriting. o An original with wet signatures of the borrower(s) is required prior to or at closing. The certificate was missing.	Missing Documentation. Compensating factor is N/A.			XX/XX/XXXX: Cleared. Documentation received.	XX/XX/XXXX: Cleared. Documentation received.
FYVJITTTVCW	XXXXX	XXXXXX		Credit	Guidelines	Resolved	Resolved	FYVJITTTVCW-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	The borrower's Pension Income was not properly documented. The Pension Income - Non-Foreign guidelines require the mortgagee must verify and document the mortgagor’s receipt of periodic payments from the mortgagor’s pension. The Underwriter referenced a 1099 for pension income, but the document was not in the loqn file. The borrower's Federal Pension was documented only with 1 ACH deposit on 1 month's bank statement, and not periodic receipt.	For Federal Government pensions only the mortgagee is not required to request additional documentation to demonstrate continuance of federal government pension income. The single line item did reference OPM (Office of Personnel Management) as the originator of the deposit.			XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
42QTAP14E41	XXXXX	XXXXXX		Credit	Guidelines	Resolved	Resolved	42QTAP14E41-E7DONNTT	Credit history does not meet guidelines	* Credit history does not meet guidelines (Lvl R)	The loan file did not document Extenuating Circumstances or Compensating Factors that qualified under "Property Charge Payment History" guidelines. The property tax payments did not meet "Property Charge Payment History" guidelines, page GL 65. The installment due XX/XX/XXXX was paid XX/XX/XXXX with penalty, >120 days delinquent. The guideline required no late payments within previous 12-months and a maximum 2 x 30 late within the last 12-24 months. The loan closed without a PCSA.	$XXX Residual Income exceeds minimum by $XXX monthly.			XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
42QTAP14E41	XXXXX	XXXXXX		Credit	Credit	Resolved	Resolved	42QTAP14E41-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file was missing the Underwriter's documentation of analysis of the property charge delinquency. The file contained a LOE from the borrowers stating "we simply forgot this when the property tax bill came in the mail," page 166. The guidelines "Property Charge Payment History" required the results of the analysis must be documented and must be consistent with other information in the file.	$XXX Residual Income exceeds minimum by $XXX monthly.			XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
5N1RHFVMKXI	XXXXX	XXXXXX		Credit	Doc Issue	Resolved	Resolved	5N1RHFVMKXI-U1LRMV3I	Missing credit report	* Missing credit report (Lvl R)	The loan file is missing the credit report. A credit supplemental report is on page 277 of the loan file.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
TEQOF4LHU4L	XXXXX	XXXXXX		Credit	Doc Issue	Resolved	Resolved	TEQOF4LHU4L-IYAZB5ZX	Loan program disclosure missing or unexecuted	* Loan program disclosure missing or unexecuted (Lvl R)	The subject loan closed as an adjustable rate reverse mortgage HELOC. The loan file is missing the ARM HELOC loan program disclosure information booklet.				XX/XX/XXXX: Resolved. Document received.	XX/XX/XXXX: Resolved. Document received.
1P5JN2S0M5H	XXXXX	XXXXXX		Credit	Doc Issue	Resolved	Resolved	1P5JN2S0M5H-4K3ADRIW	Credit report >90 days old at closing	* Credit report >90 days old at closing (Lvl R)	Page 51 of the guidelines dated XXXX states that the Credit Report cannot be older 120 days at the time of closing. The subject loan closed on XX/XX/XXXX and the credit report is dated XX/XX/XXXX. The credit report is older than 120 days.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
TKTZX1YYSQZ	XXXXX	XXXXXX		Credit	Doc Issue	Resolved	Resolved	TKTZX1YYSQZ-IYAZB5ZX	Loan program disclosure missing or unexecuted	* Loan program disclosure missing or unexecuted (Lvl R)	The subject loan is an adjustable rate HELOC. The loan file is missing the ARM HELOC loan program disclosure booklet.				XX/XX/XXXX: Resolved. Received documentation.	XX/XX/XXXX: Resolved. Received documentation.
ZXHYBYH2DXT	XXXXX	XXXXXX		Credit	Doc Issue	Resolved	Resolved	ZXHYBYH2DXT-IYAZB5ZX	Loan program disclosure missing or unexecuted	* Loan program disclosure missing or unexecuted (Lvl R)	The subject loan closed as an adjustable rate mortgage line of credit and the loan file is missing the HELOC ARM loan program disclosure booklet.				XX/XX/XXXX: Resolved. Received documentation.	XX/XX/XXXX: Resolved. Received documentation.
T0K0TQGQDFX	XXXXX	XXXXXX		Credit	Doc Issue	Resolved	Resolved	T0K0TQGQDFX-S0H46YO7	Missing required 1-4 family rider	* Missing required 1-4 family rider (Lvl R)	The appraisal on page 230 shows a 4 family residence and the loan file is missing the 1-4 family rider to the mortgage.		XX/XX/XXXX: Rider provided		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
WIP5RGQ02GI	XXXXX	XXXXXX		Credit	Credit	Resolved	Resolved	WIP5RGQ02GI-H24EV2N2	Lender Approval	* Lender Approval (Lvl R)	The loan file is missing the origination Underwriter's Financial Worksheet.				XX/XX/XXXX: Cleared. Document received.	XX/XX/XXXX: Cleared. Document received.
WIP5RGQ02GI	XXXXX	XXXXXX		Credit	Doc Issue	Resolved	Resolved	WIP5RGQ02GI-IZYSM7OP	Notice of Servicing Transfer missing or unexecuted	* Notice of Servicing Transfer missing or unexecuted (Lvl R)	The loan file is missing the assignment or notice of servicing transfer.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
0SZ0RHJCE33	XXXXX	XXXXXX		Credit	Credit	Resolved	Resolved	0SZ0RHJCE33-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan application and financial worksheet on page 155 and 189 of the loan file reflect $XXX Prudential retirement assets utilized for asset dissipation. The loan file is missing the retirement statements.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
RETXC2WVQTB	XXXXX	XXXXXX		Credit	Credit	Resolved	Resolved	RETXC2WVQTB-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file is missing the origination Underwriter's financial worksheet.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
JJGT3LUF5YC	XXXXX	XXXXXX		Credit	Credit	Resolved	Resolved	JJGT3LUF5YC-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file is missing the financial assessment worksheet.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
EWIHPQYW1QX	XXXXX	XXXXXX		Credit	Credit	Resolved	Resolved	EWIHPQYW1QX-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The final loan application on page 165 of the loan file utilized retirement asset dissipation funds of $XXX from XXXaccount #XXX. The loan file is missing evidence of the XXXaccount statements to support the income.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
YHJF2OZGQ1O	XXXXX	XXXXXX		Credit	Doc Issue	Resolved	Resolved	YHJF2OZGQ1O-EXSOIS8W	Mortgage missing / unexecuted	* Mortgage missing / unexecuted (Lvl R)	The loan file is missing the Mortgage.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
YHJF2OZGQ1O	XXXXX	XXXXXX		Credit	Doc Issue	Resolved	Resolved	YHJF2OZGQ1O-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The loan file is missing the Note.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
YHJF2OZGQ1O	XXXXX	XXXXXX		Credit	Doc Issue	Resolved	Resolved	YHJF2OZGQ1O-IZYSM7OP	Notice of Servicing Transfer missing or unexecuted	* Notice of Servicing Transfer missing or unexecuted (Lvl R)	The loan file is missing the notice of servicing transfer.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
YHJF2OZGQ1O	XXXXX	XXXXXX		Credit	Doc Issue	Resolved	Resolved	YHJF2OZGQ1O-6FDJFKOP	Right of Rescission missing or unexecuted	* Right of Rescission missing or unexecuted (Lvl R)	The loan file is missing the 3 day refinance right to cancel.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
YHJF2OZGQ1O	XXXXX	XXXXXX		Credit	Underwriting	Resolved	Resolved	YHJF2OZGQ1O-E510UMK1	Transmittal (1008) is Missing	* Transmittal (1008) is Missing (Lvl R)	The loan file is missing the loan HECM submission form and loan approval.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
YHJF2OZGQ1O	XXXXX	XXXXXX		Credit	Credit	Resolved	Resolved	YHJF2OZGQ1O-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The loan file is missing the final loan application dated XX/XX/XXXX.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
YHJF2OZGQ1O	XXXXX	XXXXXX		Credit	Credit	Resolved	Resolved	YHJF2OZGQ1O-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file is missing the annual certificate of occupancy.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
TTPFEANZGQ3	XXXXX	XXXXXX		Credit	Underwriting	Resolved	Resolved	TTPFEANZGQ3-E510UMK1	Transmittal (1008) is Missing	* Transmittal (1008) is Missing (Lvl R)	The Loan file was missing the required Financial Assessment Worksheet and Underwriting approval.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
FILW2VP1XKG	XXXXX	XXXXXX		Credit	Doc Issue	Resolved	Resolved	FILW2VP1XKG-S0H46YO7	Missing required 1-4 family rider	* Missing required 1-4 family rider (Lvl R)	The appraisal on page 300 shows a 3 family residence and the loan file is missing the 1-4 family rider to the mortgage.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
PBHMA5P0OEC	XXXXX	XXXXXX		Credit	Credit	Resolved	Resolved	PBHMA5P0OEC-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file is missing the loan HECM submission form.		XX/XX/XXXX: HECM Submission form provided		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
TDI34AXXNLJ	XXXXX	XXXXXX		Credit	Underwriting	Resolved	Resolved	TDI34AXXNLJ-PH3WIAVD	Income	* Income documentation is incomplete (Lvl R)	Per the financial assessment Worksheet, on the FA Underwriter Summary, page 203, the Co-borrower's income was based on pay stubs and W2s, with a salary of $XXX per month. However, the income documentation for the co-borrower was missing from the loan file. The loan file contains a verification of employment for the co-borrower, (page 304), however, no income was disclosed.		XX/XX/XXXX: Paystubs and W-2 provided		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
CTAZA3HRWU4	XXXXX	XXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	CTAZA3HRWU4-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Third Party Appraisal Product does not verifiy the Appraisal Value within 10% tolerance.		XX/XX/XXXX Field Review obtained supports value.		XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
IACJTYSB143	XXXXX	XXXXXX		Credit	Doc Issue	Resolved	Resolved	IACJTYSB143-SQBKTREO	Condo / PUD rider Missing	* Condo / PUD rider Missing (Lvl R)	The appraisal on page 265 shows a detached PUD and the loan file is missing the PUD Rider to the Mortgage.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
M4BNFPZCIM2	XXXXX	XXXXXX		Credit	Guidelines	Resolved	Resolved	M4BNFPZCIM2-E0OJIYDP	Credit score does not meet guidelines	* Credit score does not meet guidelines (Lvl R)	Per applicable Guidelines, page 60; If the Credit score is between 551-600 for all borrowers, a letter of explanation addressing the credit issues is required and a PCSA is mandatory. Approval is subject to Underwriting Manager, CHD Lead or UW. The credit report on page 326, reflects a middle score of 583. The loan file contains a letter of explanation, page 335, however, it only addressed the late payment of the 2nd installment of the XXXX-XXXX property tax.				XX/XX/XXXX: Cleared. Documentation received.	XX/XX/XXXX: Cleared. Documentation received.
W5FSDX2RZWK	XXXXX	XXXXXX		Credit	Credit	Resolved	Resolved	W5FSDX2RZWK-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file is missing the loan HECM submission form.				XX/XX/XXXX: Cleared. Documentation received.	XX/XX/XXXX: Cleared. Documentation received.
Y04RNXYP4E5	XXXXX	XXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	Y04RNXYP4E5-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Third Party Appraisal Product does not verifiy the Appraisal Value within 10% tolerance.		XX/XX/XXXX Field Review obtained supports value.		XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
53GZYXQ5RQS	XXXXX	XXXXXX		Credit	Doc Issue	Resolved	Resolved	53GZYXQ5RQS-6HPPLAGC	Missing proof of hazard insurance	* Missing proof of hazard insurance (Lvl R)	The loan file was missing Hazard Insurance documentation for the subject property. The policy in the loan file was for the borrowers' previous primary residence. The loan file contains only a Wind and Hail Endorsement for the subject property.				XX/XX/XXXX: Cleared. Documentation received.	XX/XX/XXXX: Cleared. Documentation received.
F3DLWP0KOQR	XXXXX	XXXXXX		Credit	Guidelines	Resolved	Resolved	F3DLWP0KOQR-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	Per the applicable guidelines, page 86, required that The mortgagee must obtain the most recent pay stubs covering a minimum of 30 consecutive days that show the mortgagor’s year-to-date earnings, and one of the following to verify current employment: a written Verification of Employment (VOE) covering two years; or an electronic verification. Per the Financial Assessment Worksheet, on page 144, the Underwriter used: YTD net income for employment based off the XX/XX/XXXX paycheck. We used NET YTD to account for all tax withholdings. The loan file contains a Verbal Verification of employment, page 215, however, the paycheck is missing from the loan file.				XX/XX/XXXX: Cleared. Documentation received.	XX/XX/XXXX: Cleared. Documentation received.
1I4ZNUUE5SF	XXXXX	XXXXXX		Credit	Title Issue	Resolved	Resolved	1I4ZNUUE5SF-3MGROFI3	Title issue	* Title issue (Lvl R)	The Title Commitment takes exception to a 3rd Mortgage, Exception 13, page 91, $XXX originated behind the loan paid off in this transaction. A third mortgagee is also included on the HOI declarations page, page 709. The Program Guidelines "Allowable Subordinate Liens at Origination" required Existing junior liens to be subordinated. The subordination agreement, or Release for this mortgage lien was missing from the loan file.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
1I4ZNUUE5SF	XXXXX	XXXXXX		Credit	Insurance	Resolved	Resolved	1I4ZNUUE5SF-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The loan file was missing Hazard Insurance Coverage for the correct Mortgagee. The Declaration page 709 lists only the 3 previous mortgagees as additional insured. The correct Declaration should list only RMF ISOSA.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
CY4P5KD2BXV	XXXXX	XXXXXX		Credit	Underwriting	Resolved	Resolved	CY4P5KD2BXV-PH3WIAVD	Income	* Income documentation is incomplete (Lvl R)	Per applicable guidelines, page 183, To verify rental income on the investment properties, obtain the following: Last two years’ 1040’s and or A minimum 12 months proof of receipt and its further continuance. Loan was approved using rental income from another REO of XXXX averaged over 24 months with XXXX and XXXX tax returns. The XXXX and XXXX tax returns were missing from the loan file.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
CDPDRBBQVMC	XXXXX	XXXXXX		Credit	Credit	Resolved	Resolved	CDPDRBBQVMC-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file did not contain a letter of explanation for the delinquent mortgage payment history. Both mortgages on the subject property were in Forbearance prior to closing. The guidelines "Delinquent Mortgage Payments" state "any subject property related delinquencies require a written explanation and documentation of extenuating circumstances from the borrower."				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
JIL2P2TKID2	XXXXX	XXXXXX		Valuation	ValuationWaterfall	Active	3: Curable	JIL2P2TKID2-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl 3)	Third Party Appraisal Product does not verifiy the Appraisal Value within 10% tolerance.
FY2Y3WFU14J	XXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	FY2Y3WFU14J-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	The loan file was approved using rental income of $XXX. Per applicable guidelines, page 183, requires; To verify rental income on the investment properties, obtain the following:
											Last two years’ 1040’s with proof of full PITI + HOA amounts for all properties being retained. Income not showing on 1040s will be considered with evidence that A minimum 12 months proof of receipt and its further continuance. - Documentation evidencing regular, consistent deposits along with source of those deposits is required. The loan file is missing rental income documentation.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
G5VYHRSX1WI	XXXXX	XXXXXX		Credit	Guidelines	Resolved	Resolved	G5VYHRSX1WI-B3Y9NUKQ	Residual income does not meet guidelines	* Residual income does not meet guidelines (Lvl R	The Effective income documented in the loan file did not meet Residual Income guidelines. The loan file was missing brokerage account statements to document Asset Dissipation from Stocks and Bonds, The guidelines, page 41, state the mortgagee must verify and document the existence of the mortgagors' stocks and bonds by obtaining brokerage statement(s) for each account for the most recent two months. There were no statements in the loan file to document $XXX in assets required and utilized in the Effective Income analysis by the Lender. Without the missing brokerage documents, the remaining Effective income documented in the loan file did not meet Residual Income guidelines.				XX/XX/XXXX: Cleared. Documentation received.	XX/XX/XXXX: Cleared. Documentation received.
G5VYHRSX1WI	XXXXX	XXXXXX		Credit	Credit	Resolved	Resolved	G5VYHRSX1WI-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The loan file was missing brokerage account statements to document Asset Dissipation from Stocks and Bonds, The guidelines, page 41, state the mortgagee must verify and document the existence of the mortgagors' stocks and bonds by obtaining brokerage statement(s) for each account for the most recent two months. There were no statements in the loan file to document $XXX in assets required and utilized in the Effective Income analysis by the Lender.				XX/XX/XXXX: Cleared. Documentation received.	XX/XX/XXXX: Cleared. Documentation received.
XZSBNIV5JAD	XXXXX	XXXXXX		Credit	Doc Issue	Resolved	Resolved	XZSBNIV5JAD-L2B1HTEY	Credit report incomplete	* Credit report incomplete (Lvl R)	The Credit Report in the loan file was missing the OFAC-Clear verification section, and there were no OFAC screen prints for the borrower. The Office of Foreign Assets Control (OFAC) guidelines state "If a credit report indicates a positive OFAC hit, escalate the loan to the Underwriting manager who will research using the OFAC website and further escalate if there is a match." The credit report did not include the OFAC results.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
FTPFFF0BXX2	XXXXX	XXXXXX		Credit	Title Issue	Resolved	Resolved	FTPFFF0BXX2-3MGROFI3	Title issue	* Title issue (Lvl R)	Title was vested in the borrower's Revocable Trust. The Trust Review and Approval guidelines state, "For all trusts, the trust documents must be reviewed and approved by an RMF-Approved Trust Review Attorney. An Attorney Opinion and Trust Review letter must be provided to the Lender prior to the closing documents being drawn." The loan file was missing the RMF Counsel Opinion letter, and the required Deed to transfer vesting at closing.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
FTPFFF0BXX2	XXXXX	XXXXXX		Credit	Doc Issue	Resolved	Resolved	FTPFFF0BXX2-S0H46YO7	Missing required 1-4 family rider	* Missing required 1-4 family rider (Lvl R)	The subject property was a 2-Family. A 1-4 Rider was not drawn with the Deed of Trust, per the Riders to this Security Instrument , DOT item 29, page 605.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
UFHIQ2UPGEW	XXXXX	XXXXXX		Credit	Credit	Resolved	Resolved	UFHIQ2UPGEW-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file was missing the Payoff statement from the existing mortgagee. The program guideline "Payoffs" required a Payoff Statement/Letter that included: The payoff statement expiration date should extend 10 days past the funding date. If the payoff statement does not extend 10 days past the date of funding, per diem is required. The loan file did not contain a statement or letter.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
CAGW204IXMY	XXXXX	XXXXXX		Credit	Doc Issue	Resolved	Resolved	CAGW204IXMY-L2B1HTEY	Credit report incomplete	* Credit report incomplete (Lvl R)	The borrower's Private-party 2nd mortgage payment history was not documented in the loan file. Mortgage Payment History guidelines require a verification of mortgage received directly from the mortgage servicer; or a review of canceled checks (front and back) that cover the most recent 24-month period. The loan file was missing this VOM..				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
1JDP2232OFM	XXXXX	XXXXXX		Credit	Guidelines	Resolved	Resolved	1JDP2232OFM-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	The loan was approved with a social security income of $XXX for borrower one, using a letter from social security administration (p 363) which calculate an estimate based on the borrower social security records. The letter states that they cannot provide the actual benefit amount until the borrower apply for benefits. Furthermore, the Commitment Conditions Addendum (p 356), on item BCC15, required that the borrower must provide an actual award letter from the SS Administration Office stating the exact date he will begin receiving benefits and the exact amount. The loan file is missing the award letter.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
HHBYPLN24PZ	XXXXX	XXXXXX		Credit	Credit	Resolved	Resolved	HHBYPLN24PZ-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The Tax and Insurance Disclosure at page 555 incorrectly stated the borrower declined the Lender's authority for payment of Property Charges. The loan closed with a PCSA, and required the authority to pay from loan proceeds as stated in the PCSA Addendum, page 523. and Note, page 526.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
HHBYPLN24PZ	XXXXX	XXXXXX		Credit	Insurance	Resolved	Resolved	HHBYPLN24PZ-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The Hazard Insurance Declaration page, page 419, reflects the previous mortgagee, SPS, and not RMF. The guidelines state "RMF must be listed as the lien holder in the mortgagee clause."				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
VLVIKJIFRB0	XXXXX	XXXXXX		Credit	Title Issue	Resolved	Resolved	VLVIKJIFRB0-3MGROFI3	Title issue	* Title issue (Lvl R)	The Title Commitment does not reflect 1st lien position for the XXX . The Commitment reports a Notice of Commencement filed on the subject property, Schedule B1 Exception #17, page 176. Guidelines require "the reverse mortgage must be in first lien position at closing." There was no lien release or Final Title Policy in the loan file to verify 1st lien position for the XXX .				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
OYDLMRUVU3D	XXXXX	XXXXXX		Credit	Insurance	Resolved	Resolved	OYDLMRUVU3D-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The Hazard Insurance Declarations pages reflect the prior mortgagee FOA in the mortgagee clause (pages 421 & 445). The Mortgagee Clause guidelines require RMF must be listed as the lien holder in the mortgagee clause.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
ESVYUMD45A3	XXXXX	XXXXXX		Credit	Guidelines	Resolved	Resolved	ESVYUMD45A3-HZN226DS	Asset	* Asset documentation does not meet guideline requirment (Lvl R)	The asset documentation in the loan file did not meet guidelines. The program guidelines Checking and Savings Accounts for a Purchase required: "The mortgagee must obtain a written Verification of Deposit (VOD) and the mortgagors' most recent 2 month’s statements for each account. If a VOD is not obtained, statements showing the previous month’s ending balances for the most recent 2 months is required." The down payment and cash to close the purchase were evidenced only by a single Wire Receipt from the Title Company.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
ESVYUMD45A3	XXXXX	XXXXXX		Credit	Credit	Resolved	Resolved	ESVYUMD45A3-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file was missing the FNMA Loan Submission Schedule.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
LSOSXSLWIDP	XXXXX	XXXXXX		Credit	Title Issue	Resolved	Resolved	LSOSXSLWIDP-3MGROFI3	Title issue	* Title issue (Lvl R)	The vested owner, as reflected on the preliminary title report, was not the same as reflected on the Mortgagee/Deed of Trust. The Vesting program guidelines state Non-Borrowing Owners / non-spouse (mortgagors) may continue to hold title to the property which serves as collateral for the reverse mortgage. For purposes of only this section, Mortgagors include remaindermen. Non-Borrowing Owners of the property who will continue to hold title to the property which serves as collateral for the reverse mortgage, must sign the mortgage as mortgagors, evidencing their commitment of the property as security for the mortgage. The non-borrower vested owner did not execute the the Deed of Trust.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
LSOSXSLWIDP	XXXXX	XXXXXX		Credit	Credit	Resolved	Resolved	LSOSXSLWIDP-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The supporting documentation for the borrower's charge-off account within the last 24 was missing from the loan file. The program guidelines Charge Off Accounts, page GL 69,require the mortgagor must provide a letter of explanation, which is supported by documentation, for each outstanding non-medical charge off account in the last 24 months. The explanation and supporting documentation must be consistent with other credit information in the file. The loan file was missing supporting documentation for the borrower's LOE, page 159.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
UGDBRXEE14K	XXXXX	XXXXXX		Credit	Guidelines	Resolved	Resolved	UGDBRXEE14K-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	The loan file was missing required Pension Income Documentation. Retirement income documentation guidelines require Retirement income must be verified from the former employer, or from Federal tax returns. The Pension income used in Effective income was documented with only one line item on one month's bank statement. There was no tax return information or 4506-T in the loan file. The Pension income was required to meet Residual Income guidelines.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
02IFLPKCKHF	XXXXX	XXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	02IFLPKCKHF-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Third Party Appraisal Product does not verifiy the Appraisal Value within 10% tolerance.		XX/XX/XXXX Field Review obtained supports value.		XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
02IFLPKCKHF	XXXXX	XXXXXX		Credit	Doc Issue	Resolved	Resolved	02IFLPKCKHF-L2B1HTEY	Credit report incomplete	* Credit report incomplete (Lvl R)	The borrower's credit history did not meet non-scored borrower guidelines. Credit Score guideline requirements state "A loan with no credit score due to lack of established credit may be permitted with one of the following: a Non-Traditional Mortgage Credit Report (NTMCR) from a credit reporting company; or, the mortgagor’s credit history is independently developed." The loan file was missing the NTMCR.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
02IFLPKCKHF	XXXXX	XXXXXX		Credit	Title Issue	Resolved	Resolved	02IFLPKCKHF-3MGROFI3	Title issue	* Title issue (Lvl R)	The Title Commitment reflects 2 open Notice of Commencements recorded XX/XX/XXXX and XX/XX/XXXX, page 181. The loan file was missing the Termination Notice for both notices.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
02IFLPKCKHF	XXXXX	XXXXXX	Credit	Title Policy	Resolved	Resolved	02IFLPKCKHF-H03GLEHV	Title Issue	* Title Issue (Lvl R)	The Proposed Title Insurance Coverage in the Title Commitment was inadequate. Title Coverage Amount guidelines require the Title Coverage Amount:
											Minimum amount of Title Insurance coverage required is equal to the greater of (i) the maximum lending limit or (ii) the amount required by state requirements for the state where the related mortgage property is located. The Title Commitment coverage amount was $XXX. The subject property is located in Florida, and required coverage of the line amount $XXX @ 150%, or $XXX. The Final Title Policy was not in the loan file to verify sufficient coverage was issued after closing.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
02IFLPKCKHF	XXXXX	XXXXXX		Credit	Credit	Resolved	Resolved	02IFLPKCKHF-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The loan file was missing the Loan Submission Schedule.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
02IFLPKCKHF	XXXXX	XXXXXX		Credit	Guidelines	Resolved	Resolved	02IFLPKCKHF-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	The Borrower's Survivor's pension included in Effective income did not meet documentation requirements. The Pension Income guidelines required the mortgagee must verify and document the mortgagor’s receipt of periodic payments from the mortgagor’s pension. The borrower's pension income was documented with only a line item on one bank statement which did not identify the ACH as a pension payment, but rather a deposit from Fidelity Investm(ents), at page 241.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
0LSMYUMJTTN	XXXXX	XXXXXX		Credit	Title Issue	Resolved	Resolved	0LSMYUMJTTN-3MGROFI3	Title issue	* Title issue (Lvl R)	The loan file was missing the Deed from B1, a married woman, to B1 & B2, and their vesting. Both parties were borrowers and mortgagors on all credit and legal documents. The Title Commitment did not include the deed requirement. The Final Title Policy was not in the loan file to verify final vesting.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
WLHYD0ZJPF3	XXXXX	XXXXXX		Valuation	Doc Issue	Resolved	Resolved	WLHYD0ZJPF3-7L11HSSH	Appraisal is stale dated without recertification i	* Appraisal is stale dated without recertification in file (Lvl R)	The Appraisal dated XX/XX/XXXX was expired at closing. The Age of Documentation guidelines state the Appraisal documentation was valid for 120 days. The Appraisal was 135 days old at closing. The loan file contained an edit report, page 242, that states Appraisal has been extended to XX/XX and cannot be extended again. "Updated AVM attached." The loan file was missing the updated AVM utilized to approve the Appraisal expiration date extension.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
E2VCLYNXMB1	XXXXX	XXXXXX		Credit	Guidelines	Resolved	Resolved	E2VCLYNXMB1-HZN226DS	Asset	* Asset documentation does not meet guideline requirment (Lvl R)	The Financial Assessment Worksheet included the Asset Dissipation amount from the borrower's Retirement account(s). This imputed income amount was required to be included in Effective Income to meet Residual Income Guidelines. The Assets - Retirement Accounts guidelines require that "the mortgagee must obtain the most recent monthly or quarterly statement to verify and document the existence and amounts in the mortgagor’s retirement accounts, the mortgagor’s eligibility for withdrawals, and the terms and conditions for withdrawal from any retirement account." The loan file was missing all documentation of the Retirement Assets.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
XEJXAFMQ54X	XXXXX	XXXXXX		Credit	Title Issue	Resolved	Resolved	XEJXAFMQ54X-3MGROFI3	Title issue	* Title issue (Lvl R)	The proposed Preliminary Title coverage was insufficient. The Title Coverage Amount guideline requires. Minimum amount of Title Insurance coverage required is equal to the greater of (i) the maximum lending limit or (ii) the amount required by state requirements for the state where the related mortgage property is located. The property was located in California, and required the maximum lending limit coverage of $XXX. The Preliminary Title proposed coverage was $XXX, page 358. The Final Title Policy was not in the loan file for review.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
ND5TRHW4XNR	XXXXX	XXXXXX		Credit	Credit	Resolved	Resolved	ND5TRHW4XNR-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	Per applicable guidelines, page 88, a Financial Assessment Worksheet must be conducted in a uniform manner that shall not discriminate because of race, color, religion, sex, age, national origin, familial status, disability, marital status, actual or perceived sexual orientation, gender identity, source of income of the mortgagor, or location of the property. An underwriter must document its assessment of required financial information and sign the financial assessment worksheet. The loan file contains a financial assessment worksheet on page 80, however, it belongs to another borrower and another property. The required financial assessment worksheet for the subject property and borrowers is missing from the loan file.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
4GDWCGI5SNB	XXXXX	XXXXXX		Credit	Credit	Resolved	Resolved	4GDWCGI5SNB-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file is missing the certificate of occupancy.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
4GDWCGI5SNB	XXXXX	XXXXXX		Credit	Doc Issue	Resolved	Resolved	4GDWCGI5SNB-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The loan file is missing the note.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
4GDWCGI5SNB	XXXXX	XXXXXX		Credit	Credit	Resolved	Resolved	4GDWCGI5SNB-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The loan file is missing the counseling certificate.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
4GDWCGI5SNB	XXXXX	XXXXXX		Credit	Underwriting	Resolved	Resolved	4GDWCGI5SNB-E510UMK1	Transmittal (1008) is Missing	* Transmittal (1008) is Missing (Lvl R)	The loan file is missing the loan submission form.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
4GDWCGI5SNB	XXXXX	XXXXXX		Credit	Doc Issue	Resolved	Resolved	4GDWCGI5SNB-UMCXIDRC	Missing Title evidence	* Missing Title evidence (Lvl R)	The loan file is missing the title.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
4GDWCGI5SNB	XXXXX	XXXXXX		Credit	Other Disclosures	Resolved	Resolved	4GDWCGI5SNB-J67UPU9C	Final Application is missing	* Final Application is missing (Lvl R)	The loan file is missing the final loan application.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
4GDWCGI5SNB	XXXXX	XXXXXX		Credit	Doc Issue	Resolved	Resolved	4GDWCGI5SNB-6FDJFKOP	Right of Rescission missing or unexecuted	* Right of Rescission missing or unexecuted (Lvl R)	The loan file is missing the 3 day notice of right to cancel transaction.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
4GDWCGI5SNB	XXXXX	XXXXXX		Credit	Doc Issue	Resolved	Resolved	4GDWCGI5SNB-IZYSM7OP	Notice of Servicing Transfer missing or unexecuted	* Notice of Servicing Transfer missing or unexecuted (Lvl R)	The loan file is missing the notice of servicing transfer.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
4GDWCGI5SNB	XXXXX	XXXXXX		Credit	Doc Issue	Resolved	Resolved	4GDWCGI5SNB-EXSOIS8W	Mortgage missing / unexecuted	* Mortgage missing / unexecuted (Lvl R)	The loan file is missing the deed of trust.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
QZJEQ00IMVG	XXXXX	XXXXXX		Valuation	ValuationWaterfall	Active	3: Curable	QZJEQ00IMVG-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl 3)	Third Party Appraisal Product does not verifiy the Appraisal Value within 10% tolerance.
0N3IUTUFSIZ	XXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	0N3IUTUFSIZ-ANNTG956	Collections, liens or judgments not paid at closin	* Collections, liens or judgments not paid at closing (Lvl R)	The loan file did not document compliance with State & Federal Tax Liens guidelines. The guidelines require: • The mortgagee must verify that tax liens are resolved or paid off prior to or at closing.
• Regardless of the amount of the tax lien (or if it appears on title or if it is not on the subject property), the mortgagee must determine if the tax lien was a result of:
o The mortgagors' disregard for financial obligations;
o The mortgagors' inability to manage debt; or
o Extenuating circumstances.
Additionally, The mortgagee must provide the following documentation:
o Evidence of payment in full, if paid prior to settlement; or
o Payoff statement, if paid at settlement; or
o Payment arrangement with creditor, if not paid prior to or at settlement, and a subordination agreement for any liens existing on title.
											The loan file contained copies of both IRS and FTB liens, pages 532 & 534, without the required resolution documentation.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
J213MGLRIET	XXXXX	XXXXXX		Credit	Guidelines	Resolved	Resolved	J213MGLRIET-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	The borrowers' income was missing required and sufficient documentation for Effective income inclusion. The Pension Income - Non-Foreign guidelines require: The mortgagee must verify and document the mortgagors' receipt of periodic payments from the mortgagors' pension. The pension amounted to 100% of Effective income and was documented with only a single month's ACH line item, not periodic payments, page 520. The line item did not include a payor.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
QMSU24BJBCZ	XXXXX	XXXXXX		Credit	Underwriting	Resolved	Resolved	QMSU24BJBCZ-PH3WIAVD	Income	* Income documentation is incomplete (Lvl R)	The loan file was approved with rental income, from the subject and another REO reflected on the 1003. Per applicable guidelines, to calculate the effective income from the subject property, average the amount shown on the Schedule E. Rental income from other real estate holdings may be considered effective income if the documentation requirements listed below are met. The mortgagee must obtain a lease agreement of at least one year’s duration after the mortgage is closed and evidence of the payment of the security deposit or first month’s rent. The loan file is missing the borrower's tax returns and a lease agreement from the rental ROE.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
0YWIQBKBR53	XXXXX	XXXXXX		Credit	Underwriting	Resolved	Resolved	0YWIQBKBR53-PH3WIAVD	Income	* Income documentation is incomplete (Lvl R)	The file was approved using Borrowers with SSI and pension income. The loan file contains award letters for the SSI, however, the recent pension letter from the former employer documenting a lifetime benefit of $XXX is missing from the loan file.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
WWS1X5QGX1L	XXXXX	XXXXXX		Credit	Title Issue	Resolved	Resolved	WWS1X5QGX1L-3MGROFI3	Title issue	* Title issue (Lvl R)	The Preliminary Title reported a UCC Filing for the attached solar panels on the property, page 584. The Solar Lease/Leased Energy guidelines require the UCC must be terminated at closing. The title work was missing the UCC termination documents.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
HQDFS2BEJCS	XXXXX	XXXXXX		Credit	Doc Issue	Resolved	Resolved	HQDFS2BEJCS-L2B1HTEY	Credit report incomplete	* Credit report incomplete (Lvl R)	The payment history for the XXX was not documented in the loan file. The Mortgage/Rent Payment History guidelines require: • The mortgagee must determine the mortgagor’s mortgage payment history for the mortgagor’s principal residence and all other Real Estate Owned through: o the credit report; o verification of mortgage received directly from the mortgage servicer; or o a review of canceled checks (front and back) that cover the most recent 24-month period. The loan file did not contain the required verification documents.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
3NBZYO03ETT	XXXXX	XXXXXX		Credit	Credit	Resolved	Resolved	3NBZYO03ETT-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	Per the applicable guidelines, page 88, An underwriter must document its assessment of required financial information and sign the financial assessment worksheet. The Financial Assessment worksheet is missing from the loan file.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
PHLYU0VMESZ	XXXXX	XXXXXX		Credit	Other Disclosures	Resolved	Resolved	PHLYU0VMESZ-J67UPU9C	Final Application is missing	* Final Application is missing (Lvl R)	The loan file is missing the final loan application dated XX/XXXXXX.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
PHLYU0VMESZ	XXXXX	XXXXXX		Credit	Credit	Resolved	Resolved	PHLYU0VMESZ-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The Mortgage on page 220 is not executed.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
PHLYU0VMESZ	XXXXX	XXXXXX		Credit	Note / Mod	Resolved	Resolved	PHLYU0VMESZ-90SZPSI2	Note missing	* missing documents (Lvl R)	The Note on page 206 is not executed.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
DFHZUO0ET4Z	XXXXX	XXXXXX	Credit	Other Disclosures	Resolved	Resolved	DFHZUO0ET4Z-TSSZWXVF	Cert of Counseling - Missing	* Cert of Counseling - Missing (Lvl R)	The loan purpose was an XXX : XXX refinance. The Counseling certificate in the loan file was dated for the previous origination, and was expired prior to application. The re-counseling requirement on the XXX product may be waived, except where prohibited by state law, if the following conditions are met:
o All parties that are required to be counseled have obtained reverse mortgage counseling on another proprietary reverse mortgage loan product similar to  XXX  and a copy of counseling certificate is provided; and
o The previous reverse mortgage counseling satisfies all other requirements of the lender; and
o All parties that are required to be counseled expressly request a waiver of the  XXX  Counseling requirement as evidenced by an executed Request to Waive  XXX  Counseling Borrower Acknowledgment.
											The loan file was missing the Request to Waive XXX Counseling Borrower Acknowledgment.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
PFTBQ1JXV1B	XXXXX	XXXXXX		Compliance	Compliance	Resolved	Resolved	PFTBQ1JXV1B-BP5CA49O	Net Tangible Benefit	* Net Tangible Benefit Incomplete (Lvl R)	The loan file did not document the advantage to the borrower from the XXX to XXX refinance. The Bona Fide, and Net Tangible Benefit guidelines required specific documentation of the benefit to the borrower for the approval at pages GL 196 through GL 198. The loan file was missing this documentation.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
PFTBQ1JXV1B	XXXXX	XXXXXX		Credit	Doc Issue	Resolved	Resolved	PFTBQ1JXV1B-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The HUD-1 in the loan file was not signed or stamped by the closing agent, page 717. Additionally, the addendum to the HUD-1 listing the previous RMF E/E payoff, and taxes paid at closing was not executed by the borrower, page 219.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
XGIXQFZJONF	XXXXX	XXXXXX		Credit	Credit	Resolved	Resolved	XGIXQFZJONF-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The property tax payment history could not be verified. The Property Charge Payment History guidelines require All property taxes for the subject property and other real estate owned are current and there are no lates within previous 12-months and a maximum 2 x 30 lates within the last 12-24 months as documented through written statements or on-line print-outs from the taxing authorities, or through copies of bills and canceled checks. The property tax history in the loan file reported only the payment history for the additional parcel taxed as land only XXX , page 414. The payment history for the primary parcel XXX was missing from the loan file.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
QOUKJ3MAM1I	XXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	QOUKJ3MAM1I-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	The loan file was missing all required documentation for the wages included as Effective income. The Alternative Current Employment Documentation guidelines required the Underwriter to • Obtain the following: o Copies of pay stub(s) covering the most recent 30 consecutive day period (if paid weekly or bi-weekly, pay stubs must cover a minimum of 28 consecutive days) that shows the mortgagor’s year to date earnings; and o Copies of the original IRS W-2 forms from the previous two years; and o A verbal verification, by telephone, of all current employers, and ▪ include in the loan file a certification stating the name, title, and telephone number of the person with whom employment was verified.

											The loan file was missing all of these documents. The income documentation consisted of 4 ACH line items on 2 months' bank statements only, pages 299-300, and 307-308.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
ACCQQ5UDE05	XXXXX	XXXXXX		Credit	Credit	Resolved	Resolved	ACCQQ5UDE05-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file is missing the loan HECM submission form.		XX/XX/XXXX: HECM Submission form provided		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared